UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7420

Exact name of registrant as specified in charter:
Delaware Investments Minnesota Municipal Income Fund II, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

Item 1. Reports to Stockholders


Semiannual Report                                 Delaware
                                                  Investments
                                                  Closed-End
                                                  Municipal Bond
                                                  Funds

                                                  September 30, 2006















                                                  Closed-End







[DELAWARE INVESTMENTS LOGO]                       [LOGO] POWERED BY RESEARCH(R)

Table of contents


> Sector allocations and credit rating breakdowns .............................1

> Statements of net assets ....................................................3

> Statements of operations ...................................................13

> Statements of changes in net assets ........................................14

> Financial highlights .......................................................16

> Notes to financial statements ..............................................20

> Other Fund information .....................................................26

> About the organization .....................................................30


Dividend Reinvestment Plans

Each Fund offers an automatic dividend reinvestment program. If Fund shares are registered in your name and you are not already reinvesting dividends but would like to do so, contact the dividend plan agent, Mellon Investor Services LLC, at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in a "street" name, contact your financial advisor or the broker/dealer holding the shares.

Under the current policies of Arizona Municipal Income Fund, Florida Insured Municipal Income Fund, and Minnesota Municipal Income Fund II, all distributions of net investment income and capital gains to common stock shareholders are automatically reinvested in additional shares unless shareholders elect to receive all dividends and other distributions in cash paid by check mailed directly to shareholders by the dividend plan agent. Under the current policies of Colorado Insured Municipal Income Fund, distributions of net investment income and capital gains to common shareholders will be paid in cash unless shareholders notify Mellon Investor Services LLC of their desire to participate in the dividend reinvestment program.

After each Fund declares a dividend or determines to make a capital gains distribution, the plan agent will, as agent for the participants, receive the cash payment and use it to buy shares in the open market on the American Stock Exchange. The Funds will not issue any new shares in connection with the plan. You can contact Mellon at:

Mellon Investor Services LLC
Dividend Reinvestment Department
Overpeck Centre
85 Challenger Road
Ridgefield, NJ 07660
800 851-9677

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

Sector allocations and credit rating breakdowns


As of September 30, 2006


Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments

Arizona Municipal Income Fund, Inc.
                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Municipal Bonds                                                      149.22%

Education Revenue Bonds                                               14.47%

Electric Revenue Bonds                                                 6.52%

Health Care Revenue Bonds                                             20.05%

Housing Revenue Bonds                                                  2.07%

Lease Revenue Bonds                                                   10.80%

Local General Obligation Bonds                                        19.81%

Pre-Refunded Bonds                                                    28.56%

Special Tax Revenue Bonds                                              8.26%

State General Obligation Bonds                                         6.08%

Transportation Revenue Bonds                                          27.06%

Water & Sewer Revenue Bonds                                            5.54%
________________________________________________________________________________

Short-Term Investments                                                 7.23%
________________________________________________________________________________

Total Market Value of Securities                                     156.45%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        0.03%
________________________________________________________________________________

Liquidation Value of Preferred Stock                                 (56.48%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Credit Rating Breakdown
(as a % of fixed income investments)
________________________________________________________________________________

AAA                                                                   71.91%

AA                                                                    13.05%

A                                                                      6.75%

BBB                                                                    3.68%

Not Rated                                                              4.61%
________________________________________________________________________________

Total                                                                100.00%
________________________________________________________________________________


Delaware Investments

Colorado Insured Municipal Income Fund, Inc.

                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Municipal Bonds                                                      147.44%

Education Revenue Bonds                                               31.54%

Electric Revenue Bonds                                                 1.46%

Health Care Revenue Bonds                                              5.32%

Lease Revenue Bonds                                                   10.78%

Local General Obligation Bonds                                        15.45%

Pre-Refunded Bonds                                                    48.60%

Special Tax Revenue Bonds                                              3.82%

Transportation Revenue Bonds                                          17.81%

Water & Sewer Revenue Bonds                                           12.66%
________________________________________________________________________________

Short-Term Investments                                                 5.39%
________________________________________________________________________________

Total Market Value of Securities                                     152.83%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        1.20%
________________________________________________________________________________

Liquidation Value of Preferred Stock                                 (54.03%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Credit Rating Breakdown
(as a % of fixed income investments)
________________________________________________________________________________

AAA                                                                   97.55%

AA                                                                     2.45%
________________________________________________________________________________

Total                                                                100.00%
________________________________________________________________________________


                                                               (continues)     1

Sector allocations and credit rating breakdowns

As of September 30, 2006


Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments

Florida Insured Municipal Income Fund

                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Municipal Bonds                                                      151.98%

Education Revenue Bonds                                                3.56%

Electric Revenue Bonds                                                 5.79%

Health Care Revenue Bonds                                             18.16%

Housing Revenue Bonds                                                 23.16%

Lease Revenue Bonds                                                   16.94%

Local General Obligation Bonds                                         3.84%

Pre-Refunded Bonds                                                    12.07%

Special Tax Revenue Bonds                                             28.84%

State General Obligation Bonds                                         5.93%

Transportation Revenue Bonds                                          18.28%

Water & Sewer Revenue Bonds                                           15.41%
________________________________________________________________________________

Total Market Value of Securities                                     151.98%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        4.28%
________________________________________________________________________________

Liquidation Value of Preferred Stock                                 (56.26%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Credit Rating Breakdown
(as a % of fixed income investments)
________________________________________________________________________________

AAA                                                                  100.00%
________________________________________________________________________________

Total                                                                100.00%
________________________________________________________________________________


Delaware Investments

Minnesota Municipal Income Fund II, Inc.

                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Municipal Bonds                                                      152.79%

Corporate-Backed Revenue Bonds                                         6.66%

Education Revenue Bonds                                                8.63%

Electric Revenue Bonds                                                17.93%

Escrowed to Maturity Bonds                                            17.16%

Health Care Revenue Bonds                                             20.31%

Housing Revenue Bonds                                                 10.31%

Lease Revenue Bonds                                                   10.41%

Local General Obligation Bonds                                        25.45%

Pre-Refunded Bonds                                                    16.25%

Special Tax Revenue Bonds                                              1.63%

State General Obligation Bonds                                         4.74%

Transportation Revenue Bonds                                          13.31%
________________________________________________________________________________

Total Market Value of Securities                                     152.79%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        2.53%
________________________________________________________________________________

Liquidation Value of Preferred Stock                                 (55.32%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Credit Rating Breakdown
(as a % of fixed income investments)
________________________________________________________________________________

AAA                                                                   57.06%

AA                                                                    14.90%

A                                                                     15.55%

BBB                                                                    9.07%

BB                                                                     2.18%

B                                                                      0.33%

Not Rated                                                              0.91%
________________________________________________________________________________

Total                                                                100.00%
________________________________________________________________________________

Statements of net assets


Delaware Investments Arizona Municipal Income Fund, Inc.

September 30, 2006 (Unaudited)


                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Municipal Bonds - 149.22%
________________________________________________________________________________

Education Revenue Bonds - 14.47%
     Arizona State University Certificates
          of Participation (Research
          Infrastructure Project)
          5.00% 9/1/30 (AMBAC)                   $ 1,000,000       $ 1,048,940
     Arizona Student Loan Acquisition
          Authority Revenue Series A-1
          5.90% 5/1/24 (AMT)                       1,500,000         1,588,605
     Coconino County Unified School
          District #8 (Aid Revenue Project of
          2004) Series A 5.00% 7/1/15 (MBIA)       1,000,000         1,085,140
     Northern Arizona University Certificates
          of Participation (Northern Arizona
          University Research Project)
          5.00% 9/1/30 (AMBAC)                     1,000,000         1,054,800
     South Campus Group Student
          Housing Revenue (Arizona State
          University South Campus Project)
          5.625% 9/1/35 (MBIA)                     1,000,000          1,099,910
     University of Arizona Certificates
          of Participation (University
          of Arizona Project) Series B
          5.125% 6/1/22 (AMBAC)                      500,000           528,785
                                                                     _________

                                                                     6,406,180
                                                                     _________
Electric Revenue Bonds - 6.52%
     Salt River Project Agricultural
          Improvement & Power District
          Electric System Revenue
          (Salt River Project)
          Series A 5.00% 1/1/31                    1,500,000         1,564,065
          Series B 5.00% 1/1/25                    1,250,000         1,320,625
                                                                     _________

                                                                     2,884,690
                                                                     _________
Health Care Revenue Bonds - 20.05%
     Maricopa County Industrial Development
          Authority Health Facilities Revenue
          (Catholic Healthcare West)
          Series A 5.50% 7/1/26                      430,000           461,055
          (Mayo Clinic Hospital)
          5.00% 11/15/36                             750,000           784,073
          5.25% 11/15/37                           2,000,000         2,060,560
     Mohave County Industrial
          Development Authority
          Revenue (Chris/Silver Ridge)
          6.375% 11/1/31 (GNMA)                      260,000           268,229
     Show Low Industrial Development
          Authority Hospital Revenue
          (Navapache Regional Medical Center)
          Series A 5.50% 12/1/17 (ACA)             1,600,000         1,652,192
     University Medical Center Corporation
          Arizona Hospital Revenue
          5.00% 7/1/33                             1,000,000         1,018,260
          5.00% 7/1/35                               500,000           510,630
     Yavapai County Industrial
          Development Authority Revenue
          (Yavapai Regional Medical Center)
          Series A 5.25% 8/1/21 (RADIAN)           2,000,000         2,120,539
                                                                     _________

                                                                     8,875,538
                                                                     _________
Housing Revenue Bonds - 2.07%
     Phoenix Industrial Development
          Authority Single Family
          Statewide Revenue
          Series A 5.35% 6/1/20 (GNMA)
          (FNMA) (FHLMC) (AMT)                       465,000           474,147
          Series C 5.30% 4/1/20 (GNMA)
          (FNMA) (FHLMC) (AMT)                       370,000           373,256
     Pima County Industrial Development
          Authority Single Family
          Mortgage Revenue Series A-1
          6.125% 11/1/33 (GNMA) (FNMA)
          (FHLMC) (AMT)                               70,000            70,842
                                                                     _________

                                                                       918,245
                                                                     _________
Lease Revenue Bonds - 10.80%
     Greater Arizona Development
          Authority Infrastructure Revenue
          Series A 5.00% 8/1/22 (MBIA)               500,000           535,545
     Nogales Development Authority
          Municipal Facilities Revenue
          5.00% 6/1/30 (AMBAC)                       500,000           527,490
     Phoenix Civic Improvement
          Corporation Excise Tax Senior Lien
          (Municipal Courthouse Project)
          Series A 5.25% 7/1/24                    1,000,000         1,045,750
     Prescott Valley Municipal Property
          Corporation 5.00% 1/1/27 (FGIC)            500,000           522,475
     Tucson Certificates of Participation
          5.60% 7/1/11                             1,100,000         1,114,333
     Yuma Municipal Property Corporation
          5.00% 7/1/25 (AMBAC)                     1,000,000         1,032,900
                                                                     _________

                                                                     4,778,493
                                                                     _________
Local General Obligation Bonds - 19.81%
     Maricopa County School District #6
          (Washington Elementary) Series A
          5.375% 7/1/13 (FSA)                      3,000,000         3,313,800
          (Washington Elementary School
          Improvement Project of 2001)
          Series B 5.00% 7/1/17 (FSA)              1,000,000         1,099,980
     Maricopa County School District #38
          (Madison Elementary)
          5.00% 7/1/13 (FSA)                       1,250,000         1,352,875
          5.00% 7/1/14 (FSA)                         825,000           898,145
     Queen Creek Improvement District #1
          5.00% 1/1/32                             1,000,000         1,016,200
     Tempe Union High School District #213
          5.00% 7/1/14 (FSA)                       1,000,000         1,088,660
                                                                     _________

                                                                     8,769,660
                                                                     _________
$ Pre-Refunded Bonds - 28.56%
     Arizona School Facilities Board
          Certificates of Participation
          Series B 5.25% 9/1/19-14 (FSA)           1,000,000         1,106,140
     Arizona School Facilities Board
          Revenue (State School
          Improvement) Series 2001
          5.00% 7/1/19-11                          2,000,000         2,126,219


                                                               (continues)     3

Statements of net assets


Delaware Investments Arizona Municipal Income Fund, Inc.


                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Municipal Bonds (continued)
________________________________________________________________________________

$ Pre-Refunded Bonds (continued)
     Arizona State Transportation Board
          Highway Revenue Refunding
          5.75% 7/1/18-09                        $ 2,350,000       $ 2,486,652
     Arizona Water Infrastructure Finance
          Authority Revenue Water Quality
          Series A 5.05% 10/1/20-11                1,500,000         1,601,999
     Oro Valley Municipal Property
          Corporation Excise Tax
          5.00% 7/1/20-11 (FGIC)                   1,000,000         1,060,290
     Puerto Rico Commonwealth
          Public Improvement Series A
          5.125% 7/1/31-11                           250,000           267,473
     Scottsdale Industrial Development
          Authority Hospital Revenue
          (Scottsdale Healthcare)
          5.80% 12/1/31-11                         1,000,000         1,109,390
     Southern Arizona Capital Facilities
          Finance Corporation (University of
          Arizona Project)
          5.00% 9/1/23-12 (MBIA)                   1,150,000         1,236,101
     Virgin Islands Public Finance Authority
          Revenue (Gross Receipts Tax)
          Series A 6.125% 10/1/29-10 (ACA)         1,250,000         1,379,313
     Yuma Industrial Development
          Authority Hospital Revenue
          (Yuma Regional Medical Center)
          5.00% 8/1/31-11 (FSA)                      250,000           268,108
                                                                    __________

                                                                    12,641,685
                                                                    __________
Special Tax Revenue Bonds - 8.26%
     Arizona Tourism & Sports Authority
          Tax Revenue Multipurpose
          Stadium Facilities Series A
          5.00% 7/1/31 (MBIA)                      1,000,000         1,043,880
     Glendale Municipal Property
          Corporation Series A
          5.00% 7/1/33 (AMBAC)                     2,000,000         2,087,760
     San Luis Civic Improvement Corporation
          Municipal Facilities Excise Tax
          Revenue 5.00% 7/1/38 (XLCA)                500,000           523,980
                                                                    __________

                                                                     3,655,620
                                                                    __________
State General Obligation Bonds - 6.08%
     Puerto Rico Commonwealth
          Infrastructure Financing Authority
          Series A 5.50% 10/1/40                   2,500,000         2,692,050
                                                                    __________

                                                                     2,692,050
                                                                    __________
Transportation Revenue Bonds - 27.06%
     Phoenix Civic Improvement
          Corporation Airport Revenue
          Senior Lien
          Series A 5.00% 7/1/25 (FSA)              1,000,000         1,024,600
          Series B 5.25% 7/1/27 (FGIC) (AMT)       2,000,000         2,092,200
     Puerto Rico Commonwealth Highway
          & Transportation Authority
          Transportation Refunding Series D
          5.00% 7/1/32 (FSA)                       8,500,000         8,859,380
                                                                    __________

                                                                    11,976,180
                                                                    __________
Water & Sewer Revenue Bonds - 5.54%
     Phoenix Civic Improvement
          Corporation Wastewater Systems
          Revenue Junior Lien
          5.00% 7/1/24 (FGIC)                      1,590,000         1,664,459
          5.00% 7/1/26 (FGIC)                        750,000           785,618
                                                                    __________

                                                                     2,450,077
                                                                    __________

Total Municipal Bonds (cost $62,845,322)                            66,048,418
                                                                    __________
________________________________________________________________________________

Short-Term Investments - 7.23%
________________________________________________________________________________

~ Variable Rate Demand Note - 7.23%
     Scottsdale Industrial Development
          Authority Hospital Revenue
          (Scottsdale Healthcare)
          Series C 3.73% 9/1/35 (FSA)              3,200,000         3,200,000
                                                                   ___________
Total Short-Term Investments

     (cost $3,200,000)                                               3,200,000
                                                                   ___________
Total Market Value of Securities - 156.45%

     (cost $66,045,322)                                             69,248,418

Receivables and Other Assets
     Net of Liabilities - 0.03%                                         13,531

Liquidation Value of Preferred Stock - (56.48%)                    (25,000,000)
                                                                   ___________
Net Assets Applicable to 2,982,200 Shares
     Outstanding - 100.00%                                         $44,261,949
                                                                   ___________
Net Asset Value Per Common Share
     ($44,261,949 / 2,982,200 Shares)                                   $14.84
                                                                        ______
Components of Net Assets at September 30, 2006:

Common stock, $0.01 par value, 200 million shares
     authorized to the Fund                                        $40,838,893
Undistributed net investment income                                     56,064
Accumulated net realized gain on investments                           163,896
Net unrealized appreciation of investments                           3,203,096
                                                                   ___________

Total net assets                                                   $44,261,949
                                                                   ___________

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.
  Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

~ Variable rate security. The interest rate shown is the rate as of September
  30, 2006.

Summary of Abbreviations:

ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

See accompanying notes

Delaware Investments Colorado Insured Municipal Income Fund, Inc.

September 30, 2006 (Unaudited)


                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Municipal Bonds - 147.44%
________________________________________________________________________________

Education Revenue Bonds - 31.54%
     Boulder County Development
          Revenue (University Corporation
          for Atmospheric Research)
          5.00% 9/1/26 (MBIA)                    $ 4,500,000       $ 4,677,705
     Colorado Educational & Cultural
          Facilities Authority
          (Bromley School Project)
          5.25% 9/15/32 (XLCA)                     1,000,000         1,074,240
          (Johnson & Wales University Project)
          Series A 5.00% 4/1/28 (XLCA)             3,000,000         3,132,780
          (University of Colorado
          Foundation Project)
          5.00% 7/1/27 (AMBAC)                     4,000,000         4,171,200
          (University of Denver Project)
          Series B 5.25% 3/1/35 (FGIC)             1,500,000         1,622,070
          (University of Northern Colorado)
          Series A 5.00% 7/1/31 (MBIA)             2,500,000         2,584,700
     Colorado State Board of Governors
          (Colorado University) Series B
          5.00% 3/1/35 (AMBAC)                     1,800,000         1,874,610
     University of Northern Colorado
          Revenue Refunding
          5.00% 6/1/35 (FSA)                       4,000,000         4,214,000
                                                                   ___________

                                                                    23,351,305
                                                                   ___________
Electric Revenue Bonds - 1.46%
     Arkansas River Power Authority
          Colorado Power Revenue
          Improvement
          5.25% 10/1/32 (XLCA)                     1,000,000         1,081,240
                                                                   ___________

                                                                     1,081,240
                                                                   ___________
Health Care Revenue Bonds - 5.32%
     Colorado Health Facilities Authority
          Revenue
          (North Colorado Medical Center)
          5.95% 5/15/12 (MBIA)                     1,250,000         1,269,763
          (Porter Place) Series A
          6.00% 1/20/36 (GNMA)                     2,515,000         2,669,999
                                                                   ___________

                                                                     3,939,762
                                                                   ___________
Lease Revenue Bonds - 10.78%
     Broomfield City & County Certificates
          of Participation
          5.75% 12/1/24 (AMBAC)                    1,500,000         1,587,015
     Denver Convention Center Series A
          5.00% 12/1/35 (XLCA)                     2,000,000         2,099,340
     Glendale Certificates of Participation
          5.00% 12/1/25 (XLCA)                     1,500,000         1,605,480
     Westminster Building Authority
          Certificates of Participation
          5.25% 12/1/22 (MBIA)                     1,555,000         1,652,390
     Westminster Certificates of
          Participation (Ice Centre Project)
          5.40% 1/15/23 (AMBAC)                    1,000,000         1,038,180
                                                                   ___________

                                                                     7,982,405
                                                                   ___________
Local General Obligation Bonds - 15.45%
     Adams & Arapahoe Counties Joint
          School District #28J (Aurora)
          Series A 5.25% 12/1/25 (MBIA)            1,000,000         1,099,620
     Arapahoe County Water &
          Wastewater Public Improvement
          District Refunding Series A
          5.125% 12/1/32 (MBIA)                    1,000,000         1,058,690
     Bowles Metropolitan District
          5.00% 12/1/33 (FSA)                      2,000,000         2,093,680
     Centennial Downs Metropolitan
          District 5.00% 12/1/28 (AMBAC)           1,000,000         1,057,990
     Douglas County School District #Re-1
          (Douglas & Elbert Counties)
          5.00% 12/15/21 (MBIA)                    1,000,000         1,056,430
     Garfield Pitkin & Eagle County
          School District #Re-1
          (Roaring Fork County) Series A
          5.00% 12/15/27 (FSA)                     1,500,000         1,590,540
     Green Valley Ranch Metropolitan
          District 5.75% 12/1/19 (AMBAC)           1,000,000         1,061,230
     Sand Creek Metropolitan District
          Refunding & Improvement
          5.00% 12/1/31 (XLCA)                       500,000           522,160
     Stonegate Village Metropolitan
          District Refunding & Improvement
          Series A 5.50% 12/1/21 (FSA)             1,000,000         1,012,890
     Weld & Adams Counties School
          District #Re-3J
          5.00% 12/15/24 (FSA)                       830,000           884,265
                                                                   ___________

                                                                    11,437,495
                                                                   ___________
$ Pre-Refunded Bonds - 48.60%
     Auraria Higher Education Center
          Parking Facilities System Revenue
          5.50% 4/1/26-10 (AMBAC)                  2,485,000         2,645,506
     Aurora Certificates of Participation
          5.50% 12/1/30-10 (AMBAC)                 2,000,000         2,147,080
     Burlingame Multifamily Housing
          Revenue Series A
          6.00% 11/1/29-09 (MBIA)                  2,290,000         2,470,773
     City of Colorado Springs (Colorado
          Springs College Project)
          5.375% 6/1/32-09 (MBIA)                  5,000,000         5,279,200
     Colorado Educational & Cultural
          Facilities Authority (University of
          Denver Project)
          5.50% 3/1/21-11 (AMBAC)                  3,200,000         3,453,888
     Denver City & County Excise Tax
          Revenue (Colorado Convention
          Center Project) Series A
          5.00% 9/1/20-11 (FSA)                    6,500,000         6,883,759
     Denver Convention Center Series A
          5.00% 12/1/33-13 (XLCA)                  3,000,000         3,243,180


                                                               (continues)     5

Statements of net assets


Delaware Investments Colorado Insured Municipal Income Fund, Inc.


                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Municipal Bonds (continued)
________________________________________________________________________________

$ Pre-Refunded Bonds (continued)
     E-470 Public Highway Authority
          Series A
          5.75% 9/1/29-10 (MBIA)                 $ 3,000,000       $ 3,293,940
          5.75% 9/1/35-10 (MBIA)                   1,700,000         1,866,566
     Eagle County Certificates of
          Participation
          5.40% 12/1/18-09 (MBIA)                  1,000,000         1,064,710
     Lakewood Certificates of
          Participation
          5.375% 12/1/22-10 (AMBAC)                2,000,000         2,141,480
     Pueblo County (Library District Project)
          5.80% 11/1/19-09 (AMBAC)                 1,395,000         1,486,972
                                                                   ___________

                                                                    35,977,054
                                                                   ___________
Special Tax Revenue Bonds - 3.82%
     Broomfield County Sales &
          Use Tax Revenue Refunding &
          Improvement Series A
          5.00% 12/1/31 (AMBAC)                      650,000           678,516
     Golden Sales & Use Tax Revenue
          Improvement Series B
          5.10% 12/1/20 (AMBAC)                    1,000,000         1,060,710
     Gypsum Sales Tax & General Funding
          Revenue 5.25% 6/1/30 (Assured Gty)       1,000,000         1,088,110
                                                                   ___________

                                                                     2,827,336
                                                                   ___________
Transportation Revenue Bonds - 17.81%
     Denver City & County Airport
          Revenue
          Series A 5.00% 11/15/25 (FGIC)           1,000,000         1,068,380
          Series E 5.25% 11/15/23 (MBIA)           7,500,000         7,687,950
     Northwest Parkway Public Highway
          Authority Series A
          5.25% 6/15/41 (FSA)                      4,150,000         4,431,038
                                                                   ___________

                                                                    13,187,368
                                                                   ___________
Water & Sewer Revenue Bonds - 12.66%
     Colorado Water Resources & Power
          Development Authority Small
          Revenue Series A
          5.80% 11/1/20 (FGIC)                     2,000,000         2,157,560
     Colorado Water Resources & Power
          Development Authority Revenue
          (Parker Water & Sanitation
          District) Series D
          5.125% 9/1/34 (MBIA)                     1,500,000         1,591,395
          5.25% 9/1/43 (MBIA)                      2,000,000         2,135,900
     Lafayette Water Revenue Series A
          5.00% 12/1/27 (MBIA)                     1,100,000         1,159,169
     Ute Utility Water Conservancy District
          Revenue 5.75% 6/15/20 (MBIA)             2,155,000         2,325,159
                                                                   ___________

                                                                     9,369,183
                                                                   ___________

Total Municipal Bonds (cost $103,097,325)                          109,153,148
                                                                   ___________
________________________________________________________________________________

Short-Term Investments - 5.39%
________________________________________________________________________________

~ Variable Rate Demand Notes - 5.39%
     City of Colorado Springs
          (Colorado College Project)
          3.86% 6/1/29 (SPA)                       2,800,000         2,800,000
     Colorado Housing & Finance
          Authority (Single Family
          Mortgage) Series 1-A3
          3.75% 11/1/21 (SPA)                      1,190,000         1,190,000
                                                                   ___________

Total Short-Term Investments

     (cost $3,990,000)                                               3,990,000
                                                                   ___________

Total Market Value of Securities - 152.83%

     (cost $107,087,325)                                           113,143,148

Receivables and Other Assets Net
     of Liabilities - 1.20%                                            886,330

Liquidation Value of Preferred Stock - (54.03%)                    (40,000,000)
                                                                   ___________

Net Assets Applicable to 4,837,100 Shares
     Outstanding - 100.00%                                         $74,029,478
                                                                   ___________

Net Asset Value Per Common Share
     ($74,029,478 / 4,837,100 Shares)                                   $15.30
                                                                        ______

Components of Net Assets at September 30, 2006:

Common stock, $0.01 par value, 200 million shares
     authorized to the Fund                                        $67,238,110
Undistributed net investment income                                    566,699
Accumulated net realized gain on investments                           168,846
Net unrealized appreciation of investments                           6,055,823
                                                                   ___________

Total net assets                                                   $74,029,478
                                                                   ___________

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.
  Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements.

~ Variable rate security. The interest rate shown is the rate as of September 30, 2006.

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
Assured Gty - Insured by the Assured Guaranty Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
SPA - Stand-by Purchase Agreement
XLCA - Insured by XL Capital Assurance

See accompanying notes

Delaware Investments Florida Insured Municipal Income Fund

September 30, 2006 (Unaudited)


                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Municipal Bonds - 151.98%
________________________________________________________________________________

Education Revenue Bonds - 3.56%
     Florida Agriculture & Mechanical
          University Revenue
          (Student Apartment Facility)
          5.625% 7/1/21 (MBIA)                    $1,250,000       $ 1,264,425
                                                                   ___________

                                                                     1,264,425
                                                                   ___________
Electric Revenue Bonds - 5.79%
     JEA Electric Systems Revenue
          Series 3-A 5.00% 10/1/34 (FSA)           2,000,000         2,058,400
                                                                   ___________

                                                                     2,058,400
                                                                   ___________
Health Care Revenue Bonds - 18.16%
     Escambia County Health Facilities
          Authority (Florida Health Care
          Facilities - VHA Program)
          5.95% 7/1/20 (AMBAC)                       355,000           371,777
     Lee County Memorial Health System
          Board of Directors Series A
          5.00% 4/1/20 (FSA)                       1,000,000         1,044,700
     Miami-Dade County Public Facilities
          Revenue (Jackson Health Systems)
          Series A 5.00% 6/1/35 (MBIA)             1,500,000         1,571,385
     Orange County Health Facilities
          Authority Revenue (Orlando
          Regional Healthcare) Series A
          6.25% 10/1/18 (MBIA)                     2,000,000         2,411,900
     South Broward Hospital Refunding
          5.00% 5/1/35 (MBIA)                      1,000,000         1,054,090
                                                                   ___________

                                                                     6,453,852
                                                                   ___________
Housing Revenue Bonds - 23.16%
     Broward County Housing Finance
          Authority (St. Croix Apartments
          Project ) Series A
          5.45% 11/1/36 (FSA) (AMT)                  935,000           967,071
     Florida Housing Finance Agency
          (Homeowner Mortgage) Series 2
          5.90% 7/1/29 (MBIA) (AMT)                  470,000           477,097
          (Leigh Meadows Apartments
          HUD) Series N 6.30% 9/1/36
          (AMBAC) (AMT)                            2,510,000         2,562,434
          (Woodbridge Apartments
          Project) Series L
          6.05% 12/1/16 (AMBAC) (AMT)              1,120,000         1,144,259
          6.25% 6/1/36 (AMBAC) (AMT)               1,500,000         1,532,715
     Volusia County Multifamily
          Housing Finance Authority (San
          Marco Apartments) Series A
          5.60% 1/1/44 (FSA) (AMT)                 1,500,000         1,550,535
                                                                   ___________

                                                                     8,234,111
                                                                   ___________
Lease Revenue Bonds - 16.94%
     Broward County School Board
          Certificates of Participation
          Series A 5.25% 7/1/24 (FSA)              1,000,000         1,066,340
     Florida State Municipal Loan
          (Council Revenue) Series A
          5.00% 2/1/35 (MBIA)                      2,000,000         2,096,400
     Orange County School Board
          Certificates of Participation
          Series A 5.00% 8/1/27 (MBIA)             1,250,000         1,300,250
     Palm Beach County School Board
          Certificates of Participation
          Series D 5.00% 8/1/28 (FSA)              1,500,000         1,557,945
                                                                   ___________

                                                                     6,020,935
                                                                   ___________
Local General Obligation Bonds - 3.84%
     Julington Creek Plantation
          Community Development
          District Special Assessment
          5.00% 5/1/29 (MBIA)                        295,000           308,018
     Port St. Lucie 5.00% 7/1/35 (MBIA)            1,000,000         1,058,910
                                                                   ___________

                                                                     1,366,928
                                                                   ___________
$ Pre-Refunded Bonds - 12.07%
     Florida State Board of Education
          (Capital Outlay Public Education)
          Series C 6.00% 6/1/21-10 (FGIC)          2,000,000         2,185,860
     Tampa Utility Tax Improvement
          Series A
          6.125% 10/1/19-09 (AMBAC)                1,000,000         1,082,530
     Village Center Community
          Development District
          Recreational Revenue Series A
          5.85% 11/1/16-06 (MBIA)                  1,000,000         1,021,940
                                                                   ___________

                                                                     4,290,330
                                                                   ___________
Special Tax Revenue Bonds - 28.84%
     Flagler County Capital
          Improvements Revenue
          5.00% 10/1/35 (MBIA)                     1,000,000         1,054,330
     Florida State Department of
          Transportation
          5.00% 7/1/31 (FGIC)                      1,525,000         1,595,562
     Jacksonville Sales Tax Revenue
          5.00% 10/1/30 (MBIA)                     1,500,000         1,571,715
     Jacksonville Transportation Revenue
          5.25% 10/1/29 (MBIA)                     2,000,000         2,118,900
     Miami Beach Resort Tax Revenue
          5.50% 10/1/16 (AMBAC)                    1,000,000         1,021,400
   { Miami-Dade County Special
          Obligation (Capital
          Appreciation & Income) Series B
          5.00% 10/1/35 (MBIA)                     2,000,000         1,840,380
     Seminole County Sales Tax Revenue
          5.00% 10/1/31 (MBIA)                     1,000,000         1,051,430
                                                                   ___________

                                                                    10,253,717
                                                                   ___________
State General Obligation Bonds - 5.93%
     Florida State Board Education
          Public Education (Capital Outlay)
          Series C 5.00% 6/1/34 (AMBAC)            2,000,000         2,107,880
                                                                   ___________

                                                                     2,107,880
                                                                   ___________


                                                               (continues)     7

Statements of net assets


Delaware Investments Florida Insured Municipal Income Fund


                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Municipal Bonds (continued)
________________________________________________________________________________

Transportation Revenue Bonds - 18.28%
     Dade County Aviation Revenue
          Series B 5.60% 10/1/26 (MBIA)          $ 1,000,000       $ 1,021,330
     Florida Ports Financing Commission
          State Transportation Trust Fund
          5.375% 6/1/27 (MBIA) (AMT)               1,000,000         1,018,880
     Miami-Dade County Aviation
          Revenue (Miami International
          Airport) Series B
          5.00% 10/1/37 (FGIC)                     2,250,000         2,351,070
     Miami-Dade County Expressway
          Authority Toll Systems Revenue
          5.00% 7/1/37 (AMBAC)                     1,000,000         1,058,090
          Series B 5.00% 7/1/33 (FGIC)             1,000,000         1,048,040
                                                                   ___________

                                                                     6,497,410
                                                                   ___________
Water & Sewer Revenue Bonds - 15.41%
     JEA Water & Sewer Systems
          Revenue Sub-Second Crossover
          5.00% 10/1/25 (MBIA)                     1,000,000         1,059,840
     Riviera Beach Utilities Special
          District Water & Sewer Revenue
          5.00% 10/1/34 (FGIC)                     1,200,000         1,260,276
     Village Center Community
          Development District Utility
          Revenue 5.00% 10/1/36 (MBIA)             1,500,000         1,566,870
     Winter Haven Utilities Systems
          Revenue Refunding &
          Improvement
          5.00% 10/1/30 (MBIA)                     1,500,000         1,590,945
                                                                   ___________

                                                                     5,477,931
                                                                   ___________

Total Municipal Bonds (cost $52,118,837)                            54,025,919
                                                                   ___________

Total Market Value of Securities - 151.98%

     (cost $52,118,837)                                             54,025,919

Receivables and Other Assets Net
     of Liabilities - 4.28%                                          1,520,938

Liquidation Value of Preferred Stock - (56.26%)                    (20,000,000)
                                                                   ___________

Net Assets Applicable to 2,422,200 Shares
     Outstanding - 100.00%                                         $35,546,857
                                                                   ___________

Net Asset Value Per Common Share
     ($35,546,857 / 2,422,200 Shares)                                   $14.68
                                                                        ______

Components of Net Assets at September 30, 2006:

Common stock, $0.01 par value, unlimited shares
     authorized to the Fund                                        $33,361,389
Undistributed net investment income                                    179,421
Accumulated net realized gain on investments                            98,965
Net unrealized appreciation of investments                           1,907,082
                                                                   ___________

Total net assets                                                   $35,546,857
                                                                   ___________

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.
  Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

{ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security
HUD - Housing and Urban Development
MBIA - Insured by the Municipal Bond Insurance Association
VHA - Veterans Health Administration

See accompanying notes

Delaware Investments Minnesota Municipal Income Fund II, Inc.

September 30, 2006 (Unaudited)


                                                  Principal            Market
                                                   Amount              Value
_______________________________________________________________________________

Municipal Bonds - 152.79%
_______________________________________________________________________________

Corporate-Backed Revenue Bonds - 6.66%
     Anoka County Solid Waste Disposal
          National Rural Co-Op Utility
          Revenue (United Power
          Association) Series A
          6.95% 12/1/08 (AMT)                     $  435,000        $    448,224
     Cloquet Pollution Control Revenue
          (Potlatch Corporation Project)
          5.90% 10/1/26                            5,500,000           5,648,500
     Laurentian Energy Authority I
          Cogeneration Revenue Series A
          5.00% 12/1/21                            3,325,000           3,378,599
     Minneapolis Community Development
          Agency (Supported Limited Tax
          Common Bond Fund - Pajor
          Graphics) Series A 6.75% 12/1/25
          (LOC - US Bank NA) (AMT)                   865,000             933,620
     Sartell Environmental Improvement
          Revenue (International Paper)
          Series A 5.20% 6/1/27                    1,000,000           1,029,500
                                                                    ____________

                                                                      11,438,443
                                                                    ____________

Education Revenue Bonds - 8.63%
     Minneapolis Art Center Facilities
          Revenue (Walker Art Center Project)
          5.125% 7/1/21                            4,250,000           4,446,860
     Minnesota State Higher Education
          Facilities Authority Revenue
          (Augsburg College) Series 6-J1
          5.00% 5/1/28                               750,000             771,060
          (College of St. Benedict)
          Series 5-W
          5.00% 3/1/20                             2,000,000           2,068,120
          5.25% 3/1/24                               300,000             313,695
          (St. Catherine College) Series 5-N1
          5.375% 10/1/32                           1,500,000           1,576,845
          (St. Mary's University) Series 5-U
          4.80% 10/1/23                            1,400,000           1,425,914
          (St. Thomas University) Series 5-Y
          5.00% 10/1/24                            1,000,000           1,048,020
          5.25% 10/1/34                            1,500,000           1,593,570
     St. Cloud Housing & Redevelopment
          Authority Revenue (State
          University Foundation Project)
          5.00% 5/1/23                             1,000,000           1,046,290
     University of the Virgin Islands
          Series A 5.375% 6/1/34                     500,000             527,055
                                                                    ____________

                                                                      14,817,429
                                                                    ____________

Electric Revenue Bonds - 17.93%
     Chaska Electric Revenue (Generating
          Facilities) Series A 5.25% 10/1/25         250,000             268,640
     Minnesota State Municipal Power
          Agency Electric Revenue Series A
          5.00% 10/1/34                            6,500,000           6,712,030
          5.25% 10/1/19                            1,610,000           1,732,763
     Rochester Electric Utility Revenue
          5.25% 12/1/30 (AMBAC)                      600,000             631,116
     Southern Minnesota Municipal
          Power Agency Supply System
          Revenue Series A
          5.25% 1/1/15 (AMBAC)                     1,270,000           1,404,582
          5.25% 1/1/16 (AMBAC)                     1,500,000           1,668,915
    &Southern Minnesota Municipal
          Power Agency Supply System
          Revenue, Inverse Floater ROLs
          Series II-R-189
          7.251% 1/1/15 (AMBAC)                    1,500,000           1,817,910
          Series II-R-189-3
          6.636% 1/1/14 (AMBAC)                    7,000,000           8,373,679
     Western Minnesota Municipal Power
          Agency Supply Revenue
          Series A 5.00% 1/1/30 (MBIA)             6,790,000           7,087,606
          Series B 5.00% 1/1/15 (MBIA)             1,000,000           1,088,360
                                                                    ____________

                                                                      30,785,601
                                                                    ____________

Escrowed to Maturity Bonds - 17.16%
     Dakota/Washington Counties
          Housing & Redevelopment
          Authority Bloomington
          Mortgage Single Family
          Residential Revenue
          8.375% 9/1/21 (GNMA) (FHA)
          (VA) (AMT)                               8,055,000          11,771,255
     Southern Minnesota Municipal
          Power Agency Supply System
          Revenue Series B
          5.50% 1/1/15 (AMBAC)                       390,000             413,544
          5.75% 1/1/11 (FGIC)                      1,000,000           1,005,050
     St. Paul Housing & Redevelopment
          Authority Sales Tax
          (Civic Center Project)
          5.55% 11/1/23                            2,300,000           2,386,066
          5.55% 11/1/23 (MBIA)                     4,200,000           4,357,164
     University of Minnesota Hospital &
          Clinics 6.75% 12/1/16                    2,580,000           3,123,219
     University of Minnesota Series A
          5.50% 7/1/21                             4,000,000           4,612,240
     Western Minnesota Municipal Power
          Agency Supply Revenue Series A
          6.625% 1/1/16                            1,535,000           1,798,867
                                                                    ____________

                                                                      29,467,405
                                                                    ____________

Health Care Revenue Bonds - 20.31%
     Bemidji Hospital Facilities First Meeting
          Revenue (North Country Health
          Services) 5.00% 9/1/24 (RADIAN)          1,500,000           1,553,940
     Duluth Economic Development
          Authority Health Care Facilities
          Revenue (Benedictine Health
          System - St. Mary's Hospital)
          5.25% 2/15/33                            5,000,000           5,207,449
     Glencoe Health Care Facilities
          Revenue (Glencoe Regional
          Health Services Project)
          5.00% 4/1/25                             2,000,000           2,063,600


                                                               (continues)     9

Statements of net assets


Delaware Investments Minnesota Municipal Income Fund II, Inc.


                                                  Principal           Market
                                                   Amount             Value
_______________________________________________________________________________

Municipal Bonds (continued)
_______________________________________________________________________________

Health Care Revenue Bonds (continued)
     Maple Grove Health Care Facilities
          Revenue (North Memorial Health
          Care) 5.00% 9/1/29                      $1,515,000       $  1,572,934
     Minneapolis Health Care System
          Revenue
          (Allina Health Systems) Series A
          5.75%11/15/32                            3,200,000          3,445,312
          (Fairview Health Services) Series D
          5.00% 11/15/30 (AMBAC)                   1,500,000          1,582,560
          5.00% 11/15/34 (AMBAC)                   3,250,000          3,417,083
     Minnesota Agricultural & Economic
          Development Board Revenue
          (Fairview Health Care System)
          Series A
          5.75% 11/15/26 (MBIA)                      100,000            104,033
          6.375% 11/15/29                            195,000            211,624
     Northfield Hospital Revenue
          5.375% 11/1/31                             750,000            793,050
     Rochester Health Care Facilities Revenue
          (Mayo Clinic) 5.00% 11/15/36             2,000,000          2,095,660
          (Mayo Foundation) Series B
          5.50% 11/15/27                           4,365,000          4,524,714
     Shakopee Health Care Facilities
          Revenue (St. Francis Regional
          Medical Center) 5.25% 9/1/34             1,560,000          1,629,046
     St. Louis Park Health Care Facilities
          Revenue (Park Nicollet Health
          Services) Series B 5.25% 7/1/30          1,250,000          1,315,738
     St. Paul Housing & Redevelopment
          Authority Health Care Facilities
          Revenue
          (Franciscan Health Project)
          5.40% 11/20/42 (GNMA) (FHA)              2,700,000          2,845,260
          (Regions Hospital Project)
          5.30% 5/15/28                            1,000,000          1,017,850
     Waconia Health Care Facilities
          Revenue (Ridgeview Medical
          Center Project) Series A
          6.10% 1/1/19 (RADIAN)                    1,405,000          1,501,692
                                                                   ____________

                                                                     34,881,545
                                                                   ____________
Housing Revenue Bonds - 10.31%
     Chanhassen Multifamily Housing
          Revenue (Heritage Park
          Apartments Project-Section 8)
          6.20% 7/1/30 (FHA) (AMT)                 1,105,000          1,130,282
     Dakota County Housing &
          Redevelopment Authority Single
          Family Mortgage Revenue
          Series B 5.85% 10/1/30
          (GNMA) (FNMA) (AMT)                         17,000             17,396
     Harmony Multifamily Housing
          Revenue Section 8 (Zedakah
          Foundation Project) Series A
          5.95% 9/1/20                             1,000,000            887,230
     Minneapolis Multifamily Housing
          Revenue
          (Gaar Scott Loft Project)
          5.95% 5/1/30 (AMT)                         955,000            994,929
          (Olson Townhomes Project)
          6.00% 12/1/19 (AMT)                        930,000            930,186
          (Seward Towers Project)
          5.00% 5/20/36 (GNMA)                     2,000,000          2,086,840
          (Sumner Housing Project) Series A
          5.15% 2/20/45 (GNMA) (AMT)               3,575,000          3,660,549
     Minnesota State Housing Finance
          Agency Rental Housing Revenue
          Series A 5.00% 2/1/35 (AMT)              1,000,000          1,017,020
          Series D 5.95% 2/1/18 (MBIA)               135,000            136,006
     Minnesota State Housing Finance
          Agency Single Family Mortgage
          Revenue
          Series 1992-C2
          6.15% 7/1/23 (AMT)                         920,000            924,407
          Series B 5.35% 1/1/33 (AMT)              1,780,000          1,831,335
          Series I 5.15% 7/1/38 (AMT)              1,000,000          1,031,040
          Series J 5.90% 7/1/28 (AMT)              1,090,000          1,124,095
     Southeastern Minnesota
          Multi-County Housing &
          Redevelopment Authority
          Revenue (Winona County)
          5.35% 1/1/28                             1,170,000          1,172,106
     Washington County Housing &
          Redevelopment Authority
          Governmental Revenue
          (Woodland Park Apartments
          Project) 4.70% 10/1/32                     750,000            756,203
                                                                   ____________

                                                                     17,699,624
                                                                   ____________
Lease Revenue Bonds - 10.41%
     Andover Economic Development
          Authority Public Facilities Lease
          Revenue (Andover Community
          Center)
          5.125% 2/1/24                              500,000            524,895
          5.20% 2/1/29                             1,000,000          1,052,790
     Puerto Rico Public Buildings Authority
          Guaranteed Government Facilities
          Revenue Series D 5.25% 7/1/27              530,000            557,189
     St. Paul Port Authority Lease Revenue
          (Cedar Street Office Building Project)
          5.00% 12/1/22                            2,385,000          2,523,521
          5.125% 12/1/27                           1,000,000          1,059,760
          5.25% 12/1/27                            4,800,000          5,099,375
          (Robert Street Office Building Project)
          5.00% 12/1/27                            3,045,000          3,206,872
          Series 9 5.25% 12/1/27                   2,000,000          2,132,600

                                                  Principal           Market
                                                   Amount             Value
_______________________________________________________________________________

Municipal Bonds (continued)
_______________________________________________________________________________

Lease Revenue Bonds (continued)
     Virginia Housing & Redevelopment
          Authority Health Care Facility
          Lease Revenue
          5.25% 10/1/25                          $   680,000       $    709,995
          5.375% 10/1/30                             965,000          1,015,634
                                                                   ____________

                                                                     17,882,631
                                                                   ____________
Local General Obligation Bonds - 25.45%
     Centennial Independent School
          District #012 Series A
          5.00% 2/1/20 (FSA)                         800,000            846,552
     Dakota County Community
          Development Agency
          Governmental Housing Series A
          5.00% 1/1/23                             1,100,000          1,169,069
     Elk River Independent School
          District #728 Series A
          5.00% 2/1/16 (FGIC)                      1,500,000          1,622,340
     Farmington Independent School
          District #192
          Series A 5.00% 2/1/23 (FSA)              2,280,000          2,400,840
          Series B 5.00%2/1/27 (FSA)               1,500,000          1,592,820
     Hennepin County Regional Railroad
          Authority 5.00% 12/1/26                  3,500,000          3,633,069
     Hennepin County Series B
          5.00% 12/1/18                            2,300,000          2,416,771
     Lakeville Independent School
          District #194 Series A
          4.75% 2/1/22 (FSA)                       2,000,000          2,082,580
     Metropolitan Council Waste
          Water Treatment Series B
          5.00% 12/1/21                            2,000,000          2,146,080
     Minneapolis Special School
          District #001 5.00% 2/1/19 (FSA)         1,675,000          1,781,765
     Minneapolis Sports Arena Project
          5.125% 10/1/20                             750,000            765,458
     Minneapolis/St. Paul Metropolitan
          Area Council Series C
          5.00% 2/1/22                             1,000,000          1,044,690
     Moorhead Economic Development
          Authority Tax Increment Series A
          5.25% 2/1/25 (MBIA)                      1,000,000          1,061,560
     Moorhead Series B
          5.00% 2/1/33 (MBIA)                      3,250,000          3,415,718
     Morris Independent School District
          #769 5.00% 2/1/28 (MBIA)                 3,750,000          4,009,462
     Mounds View Independent
          School District #621 Series A
          5.00% 2/1/23 (FSA)                       2,020,000          2,129,120
     Princeton Independent School
          District #477 Series A
          5.00% 2/1/24 (FSA)                       1,000,000          1,066,240
     Robbinsdale Independent School
          District #281 5.00% 2/1/21 (FSA)           500,000            529,095
     St. Michael Independent School
          District #885
          5.00% 2/1/22 (FSA)                       2,000,000          2,102,060
          5.00% 2/1/24 (FSA)                       1,125,000          1,182,409
     Washington County Housing &
          Redevelopment Authority Series B
          5.50% 2/1/22 (MBIA)                      1,705,000          1,825,492
          5.50% 2/1/32 (MBIA)                      2,140,000          2,272,209
     Willmar (Rice Memorial Hospital
          Project) 5.00% 2/1/32 (FSA)              2,500,000          2,610,875
                                                                   ____________

                                                                     43,706,274
                                                                   ____________
$ Pre-Refunded Bonds - 16.25%
     Chaska Electric Revenue Series A
          6.00% 10/1/25-10                         1,000,000          1,090,920
     Minneapolis Community
          Development Agency (Limited Tax
          Supported Common Bond Fund)
          Series G-1 5.70% 12/1/19-11              1,100,000          1,198,714
          Series G-3 5.45% 12/1/31-11              1,000,000          1,086,300
     Minneapolis Health Care System
          Revenue (Fairview Health Services)
          Series A 5.625% 5/15/32-12               2,750,000          3,050,823
     Minnesota Agricultural & Economic
          Development Board Revenue
          (Fairview Health Care System)
          Series A
          5.75% 11/15/26-07 (MBIA)                 5,450,000          5,688,983
          6.375% 11/15/29-10                       6,105,000          6,801,824
     Puerto Rico Commonwealth
          6.00% 7/1/26-07                          1,000,000          1,034,210
     Puerto Rico Commonwealth
          Highway & Transportation
          Authority Revenue Series D
          5.25% 7/1/38-12                          1,000,000          1,087,470
     Puerto Rico Commonwealth
          Public Improvement Series A
          5.00% 7/1/27-12                          1,250,000          1,343,200
     Puerto Rico Public Buildings
          Authority Revenue (Guaranteed
          Government Facilities) Series D
          5.25% 7/1/27-12                          1,470,000          1,592,216
     Southern Minnesota Municipal
          Power Agency Supply Revenue
          Series A 5.75% 1/1/18-13                 3,715,000          3,921,591
                                                                   ____________

                                                                     27,896,251
                                                                   ____________
Special Tax Revenue Bonds - 1.63%
     Minneapolis Community Development
          Agency Revenue (Limited Tax
          Supported Common Bond Fund)
          Series 5 5.70% 12/1/27                     375,000            380,160
     Minneapolis Development Revenue
          (Limited Tax Supported Common
          Bond Fund) 5.50% 12/1/24 (AMT)           1,000,000          1,066,270


                                                              (continues)     11

Statements of net assets


Delaware Investments Minnesota Municipal Income Fund II, Inc.


                                                  Principal           Market
                                                   Amount             Value
_______________________________________________________________________________

Municipal Bonds (continued)
_______________________________________________________________________________

Special Tax Revenue Bonds (continued)
     Puerto Rico Commonwealth
          Infrastructure Financing
          Authority Special Tax Revenue
          5.00% 7/1/46                           $   800,000       $    824,176
     Virgin Islands Public Finance
          Authority Revenue (Matching
          Fund Loan Notes) 5.25% 10/1/23             500,000            529,280
                                                                   ____________

                                                                      2,799,886
                                                                   ____________
State General Obligation Bonds - 4.74%
     Minnesota State 5.00% 8/1/21                  5,025,000          5,318,963
   & Minnesota State, Inverse Floater
          ROLs 6.196% 11/1/17                        570,000            601,766
     Puerto Rico Commonwealth
          Public Improvement Series A
          5.50% 7/1/19 (MBIA)                      1,000,000          1,156,800
     Puerto Rico Government
          Development Bank Senior Notes
          Series B 5.00% 12/1/14                   1,000,000          1,070,870
                                                                   ____________

                                                                      8,148,399
                                                                   ____________
Transportation Revenue Bonds - 13.31%
     Minneapolis/St. Paul Metropolitan
          Airports Commission Revenue
          Series A 5.00% 1/1/22 (MBIA)             3,000,000          3,151,680
          Series A 5.00% 1/1/28 (MBIA)             2,120,000          2,211,732
          Series A 5.00% 1/1/30 (AMBAC)            2,450,000          2,495,472
          Series A 5.00% 1/1/35 (AMBAC)            2,000,000          2,097,000
          Series A 5.125% 1/1/25 (FGIC)              900,000            930,987
          Series A 5.25% 1/1/16 (MBIA)             1,000,000          1,077,400
          Series B 5.25% 1/1/24 (FGIC)             1,000,000          1,040,070
          Series C 5.25% 1/1/32 (FGIC)             6,000,000          6,288,060
     St. Paul Housing & Redevelopment
          Authority Parking Revenue
          (Block 19 Ramp Project) Series A
          5.35% 8/1/29 (FSA)                       3,350,000          3,563,965
                                                                   ____________

                                                                     22,856,366
                                                                   ____________

Total Municipal Bonds (cost $249,678,634)                           262,379,854
                                                                   ____________

Total Market Value of Securities - 152.79%

     (cost $249,678,634)                                           $262,379,854

Receivables and Other Assets
     Net of Liabilities - 2.53%                                       4,338,761

Liquidation Value of Preferred Stock - (55.32%)                     (95,000,000)
                                                                   ____________
Net Assets Applicable to 11,504,975
     Shares Outstanding - 100.00%                                  $171,718,615
                                                                   ____________
Net Asset Value Per Common Share
     ($171,718,615 / 11,504,975 Shares)                                  $14.93
                                                                         ______
Components of Net Assets at September 30, 2006:

Common stock, $0.01 par value, 200 million shares
     authorized to the Fund                                        $158,785,529
Undistributed net investment income                                     301,052
Accumulated net realized loss on investments                            (69,186)
Net unrealized appreciation of investments                           12,701,220
                                                                   ____________

Total net assets                                                   $171,718,615
                                                                   ____________



& An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of September 30, 2006. See Note 7 in "Notes to Financial Statements."

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.
  Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs
VA - Insured by the Veterans Administration


See accompanying notes

Statements of operations


Six Months Ended September 30, 2006 (Unaudited)



                                                                        Delaware         Delaware          Delaware      Delaware
                                                                       Investments     Investments       Investments    Investments
                                                                         Arizona     Colorado Insured  Florida Insured   Minnesota
                                                                        Municipal       Municipal         Municipal      Municipal
                                                                         Income          Income            Income          Income
                                                                        Fund, Inc.      Fund, Inc.          Fund       Fund II, Inc.

Investment Income:

     Interest                                                          $ 1,628,412   $2,772,255          $1,375,528     $ 6,408,639
                                                                       ___________   __________          __________     ___________
Expenses:

     Management fees                                                       137,259      226,565             110,274         527,830
     Remarketing agent fees                                                 31,597       50,000              25,278         117,430
     Accounting and administration expenses                                 13,763       22,718              11,057          52,760
     Dividend disbursing and transfer agent fees and expenses                9,960       13,983              11,622          45,674
     Audit and tax                                                           9,047       10,150               9,250          10,350
     Rating agency fees                                                      6,713        6,400               6,460          15,333
     Reports and statements to shareholders                                  4,659        6,529               5,945           9,243
     Taxes (other than taxes on income)                                      2,999        4,744                 203          10,642
     Legal fees                                                              2,617        4,679               1,980           6,554
     Directors'/Trustees' fees and benefits                                  2,349        3,944               1,891           9,073
     Custodian fees                                                          1,512        2,062               1,311           4,075
     Stock exchange fees                                                     1,360        2,291               1,105           9,108
     Pricing fees                                                              890          810                 683           2,175
     Insurance fees                                                            667        1,108                 530           4,841
     Dues and services                                                         417          475                 265           1,625
     Registration fees                                                         310          310                 310             261
     Consulting fees                                                           263          542                 145             373
     Trustee expenses                                                          102          185                  83             329
     Other                                                                       4            5                   3              28
                                                                       ___________   __________          __________     ___________

                                                                           226,488      357,500             188,395         827,704
     Less expense paid indirectly                                           (1,493)      (2,030)             (1,296)         (4,001)
                                                                       ___________   __________          __________     ___________

     Total operating expenses                                              224,995      355,470             187,099         823,703
                                                                       ___________   __________          __________     ___________

Net Investment Income                                                    1,403,417    2,416,785           1,188,429       5,584,936
                                                                       ___________   __________          __________     ___________

Net Realized and Unrealized Gain on Investments:

     Net realized gain on investments                                      164,120      169,941             100,056         139,209
     Net change in unrealized appreciation/depreciation of investments     446,071      635,466             305,691       2,761,173
                                                                       ___________   __________          __________     ___________

Net Realized and Unrealized Gain on Investments                            610,191      805,407             405,747       2,900,382
                                                                       ___________   __________          __________     ___________

Dividends on Preferred Stock                                              (482,128)    (703,768)           (384,138)     (1,702,857)
                                                                       ___________   __________          __________     ___________

Net Increase in Net Assets Resulting from Operations                   $ 1,531,480   $2,518,424          $1,210,038     $ 6,782,461
                                                                       ___________   __________          __________     ___________


See accompanying notes


Statements of changes in net assets



                                                                             Delaware Investments          Delaware Investments
                                                                               Arizona Municipal        Colorado Insured Municipal
                                                                               Income Fund, Inc.             Income Fund, Inc.

                                                                            Six Months       Year       Six Months        Year
                                                                              Ended         Ended          Ended          Ended
                                                                             9/30/06       3/31/06        9/30/06        3/31/06
                                                                           (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets from Operations:

     Net investment income                                                 $ 1,403,417   $ 2,835,929    $ 2,416,785     $ 4,925,858
     Net realized gain (loss) on investments                                   164,120       (34,038)       169,941         411,416
     Net change in unrealized appreciation/depreciation of investments         446,071      (488,430)       635,466      (1,020,909)
     Dividends on preferred stock                                             (482,128)     (701,535)      (703,768)     (1,058,796)
                                                                           ___________   ___________    ___________    ____________

     Net increase in net assets resulting from operations                    1,531,480     1,611,926      2,518,424       3,257,569
                                                                           ___________   ___________    ___________    ____________

Dividends and Distributions to Common Shareholders from:

     Net investment income                                                  (1,192,880)   (2,564,692)    (2,128,324)     (4,643,616)
     Net realized gain on investments                                                -       (59,644)      (193,484)       (145,113)
                                                                           ___________   ___________    ___________    ____________

                                                                            (1,192,880)   (2,624,336)    (2,321,808)     (4,788,729)
                                                                           ___________   ___________    ___________    ____________

Net Increase (Decrease) in Net Assets                                          338,600    (1,012,410)       196,616      (1,531,160)

Net Assets:

     Beginning of period                                                    43,923,349    44,935,759     73,832,862      75,364,022
                                                                           ___________   ___________    ___________    ____________

     End of period (1)                                                     $44,261,949   $43,923,349    $74,029,478    $ 73,832,862
                                                                           ___________   ___________    ___________    ____________

(1) Undistributed net investment income                                    $    56,064   $   330,793    $   566,699    $    938,459
                                                                           ___________   ___________    ___________    ____________


See accompanying notes



                                                                             Delaware Investments          Delaware Investments
                                                                           Florida Insured Municipal     Minnesota Municipal Income
                                                                                  Income Fund                  Fund II, Inc.

                                                                            Six Months       Year       Six Months        Year
                                                                              Ended         Ended          Ended          Ended
                                                                             9/30/06       3/31/06        9/30/06        3/31/06
                                                                           (Unaudited)                  (Unaudited)

Increase (Decrease) in Net Assets from Operations:

     Net investment income                                                 $ 1,188,429   $ 2,462,489   $  5,584,936    $  7,447,276
     Net realized gain on investments                                          100,056       806,263        139,209         217,830
     Net change in unrealized appreciation/depreciation of investments         305,691    (1,379,442)     2,761,173      (1,110,246)
     Dividends on preferred stock                                             (384,138)     (622,604)    (1,702,857)     (1,840,835)
                                                                           ___________   ___________   ____________    ____________

     Net increase in net assets resulting from operations                    1,210,038     1,266,706      6,782,461       4,714,025
                                                                           ___________   ___________   ____________    ____________
Dividends and Distributions to Common Shareholders from:

     Net investment income                                                  (1,065,768)   (2,349,534)    (4,544,465)     (6,835,306)
     Net realized gain on investments                                          (89,621)     (591,017)             -               -
                                                                           ___________   ___________   ____________    ____________

                                                                            (1,155,389)   (2,940,551)    (4,544,465)     (6,835,306)
                                                                           ___________   ___________   ____________    ____________
Capital Share Transactions:

     Net assets from reorganization*                                                 -             -              -      63,644,025
                                                                           ___________   ___________   ____________    ____________

                                                                                     -             -              -      63,644,025
                                                                           ___________   ___________   ____________    ____________

Net Increase (Decrease) in Net Assets                                           54,649    (1,673,845)     2,237,996      61,522,744

Net Assets:

     Beginning of period                                                    35,492,208    37,166,053    169,480,619     107,957,875
                                                                           ___________   ___________   ____________    ____________

     End of period (1)                                                     $35,546,857   $35,492,208   $171,718,615    $169,480,619
                                                                           ___________   ___________   ____________    ____________

(1) Undistributed net investment income                                    $   178,330   $   422,158   $    301,052    $    969,303
                                                                           ___________   ___________   ____________    ____________
*See Note 6 in "Notes to Financial Statements."


See accompanying notes


Financial highlights


Delaware Investments Arizona Municipal Income Fund, Inc.


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                             Six Months                          Year Ended
                                                               Ended      __________________________________________________________
                                                              9/30/06 (1)
                                                            (Unaudited)   3/31/06     3/31/05      3/31/04    3/31/03     3/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                         $14.730      $15.070     $15.570     $15.480    $14.650     $14.970

Income (loss) from investment operations:

Net investment income                                          0.471        0.951       0.956       1.020      1.067       1.113
Net realized and unrealized gain (loss) on investments         0.201       (0.177)     (0.332)      0.276      0.988      (0.257)
Dividends on preferred stock from:
     Net investment income                                     0.162)      (0.232)     (0.118)     (0.075)    (0.103)     (0.164)
     Net realized gain on investments                              -       (0.002)     (0.003)     (0.016)    (0.018)     (0.051)
                                                             _______      _______     _______     _______    _______     _______

Total dividends on preferred stock                            (0.162)      (0.234)     (0.121)     (0.091)    (0.121)     (0.215)
                                                             _______      _______     _______     _______    _______     _______

Total from investment operations                               0.510        0.540       0.503       1.205      1.934       0.641
                                                             _______      _______     _______     _______    _______     _______

Less dividends and distributions to common shareholders from:

Net investment income                                         (0.400)      (0.860)     (0.960)     (0.960)    (0.940)     (0.817)
Net realized gain on investments                                   -       (0.020)     (0.043)     (0.155)    (0.164)     (0.144)
                                                             _______      _______     _______     _______    _______     _______

Total dividends and distributions                             (0.400)      (0.880)     (1.003)     (1.115)    (1.104)     (0.961)
                                                             _______      _______     _______     _______    _______     _______

Net asset value, end of period                               $14.840      $14.730     $15.070     $15.570    $15.480     $14.650
                                                             _______      _______     _______     _______    _______     _______

Market value, end of period                                  $15.800      $15.980     $15.390     $16.560    $15.490     $14.750
                                                             _______      _______     _______     _______    _______     _______

Total investment return based on: (2)

Market value                                                   1.47%        9.74%      (0.78%)     14.64%     12.74%      10.22%
Net asset value                                                3.39%        3.31%       3.34%       7.86%     13.44%       4.21%


Ratios and supplemental data:

Net assets applicable to common shares,
     end of period (000 omitted)                             $44,262      $43,923     $44,936     $46,429    $46,167     $43,703
Ratio of expenses to average net assets
     applicable to common shares (3)                           1.03%        1.03%       1.18%       1.05%      1.16%       1.19%
Ratio of net investment income to average net assets
     applicable to common shares (3)                           6.42%        6.28%       6.34%       6.63%      6.96%       7.41%
Ratio of net investment income to average net assets
     applicable to common shares net of dividends
     to preferred shares (4)                                   4.21%        4.72%       5.54%       6.04%      6.18%       5.99%
Portfolio turnover                                               11%           2%          8%         30%        24%         43%


Leverage analysis:

Value of preferred shares outstanding (000 omitted)          $25,000      $25,000     $25,000     $25,000    $25,000     $25,000
Net asset coverage per share of preferred shares,
     end of period                                          $138,524     $137,847    $139,872    $142,858   $142,334    $137,405
Liquidation value per share of preferred shares (5)          $50,000      $50,000     $50,000     $50,000    $50,000     $50,000
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

    Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods.
    Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.


 See accompanying notes


Delaware Investments Colorado Insured Municipal Income Fund, Inc.


Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                             Six Months                          Year Ended
                                                               Ended      __________________________________________________________
                                                              9/30/06 (1)
                                                            (Unaudited)   3/31/06     3/31/05      3/31/04    3/31/03     3/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                         $15.260      $15.580     $16.110     $15.920    $14.780     $15.260

Income (loss) from investment operations:

Net investment income                                          0.500        1.018       1.019       1.043      1.068       1.094
Net realized and unrealized gain (loss) on investments         0.165       (0.129)     (0.432)      0.324      1.324      (0.401)
Dividends on preferred stock from:
     Net investment income                                    (0.145)      (0.213)     (0.124)     (0.077)    (0.098)     (0.172)
     Net realized gain on investments                              -       (0.006)     (0.003)     (0.013)    (0.023)     (0.051)
                                                             _______      _______     _______     _______    _______     _______

Total dividends on preferred stock                            (0.145)      (0.219)     (0.127)     (0.090)    (0.121)     (0.223)
                                                             _______      _______     _______     _______    _______     _______

Total from investment operations                               0.520        0.670       0.460       1.277      2.271       0.470
                                                             _______      _______     _______     _______    _______     _______

Less dividends and distributions to common shareholders from:

Net investment income                                         (0.440)      (0.960)     (0.960)     (0.960)    (0.940)     (0.818)
Net realized gain on investments                              (0.040)      (0.030)     (0.030)     (0.127)    (0.191)     (0.132)
                                                             _______      _______     _______     _______    _______     _______

Total dividends and distributions                             (0.480)      (0.990)     (0.990)     (1.087)    (1.131)     (0.950)
                                                             _______      _______     _______     _______    _______     _______

Net asset value, end of period                               $15.300      $15.260     $15.580     $16.110    $15.920     $14.780
                                                             _______      _______     _______     _______    _______     _______

Market value, end of period                                  $17.460      $18.650     $17.180     $16.960    $16.650     $14.700
                                                             _______      _______     _______     _______    _______     _______

Total investment return based on: (2)

Market value                                                  (3.73%)      14.64%       7.42%       8.76%     21.31%       7.52%
Net asset value                                                3.10%        3.44%       2.56%       8.05%     15.37%       3.15%


Ratios and supplemental data:

Net assets applicable to common shares,
     end of period (000 omitted)                             $74,029      $73,833     $75,364     $77,903    $76,988     $71,506
Ratio of expenses to average net assets
     applicable to common shares (3)                           0.97%        0.95%       1.03%       1.01%      1.05%       1.01%
Ratio of net investment income to average net assets
     applicable to common shares (3)                           6.58%        6.51%       6.51%       6.54%      6.83%       7.18%
Ratio of net investment income to average net assets
     applicable to common shares net of dividends
     to preferred shares (4)                                   4.66%        5.11%       5.69%       5.98%      6.08%       5.71%
Portfolio turnover                                                6%          12%          5%         13%        14%         37%


Leverage analysis:

Value of preferred shares outstanding (000 omitted)          $40,000      $40,000     $40,000     $40,000    $40,000     $40,000
Net asset coverage per share of preferred shares,
     end of period                                          $142,537     $142,291    $144,205    $147,379   $146,235    $139,382
Liquidation value per share of preferred shares (5)          $50,000      $50,000     $50,000     $50,000    $50,000     $50,000
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

    Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods.
    Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.


See accompanying notes



                                                              (continues)     17

Financial highlights


Delaware Investments Florida Insured Municipal Income Fund


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                             Six Months                          Year Ended
                                                               Ended      __________________________________________________________
                                                              9/30/06 (1)
                                                            (Unaudited)   3/31/06     3/31/05      3/31/04    3/31/03     3/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                         $14.650      $15.340     $16.200     $16.370    $15.150     $15.400

Income (loss) from investment operations:

Net investment income                                          0.491        1.017       1.057       1.088      1.084       1.071
Net realized and unrealized gain (loss) on investments         0.175       (0.236)     (0.675)     (0.130)     1.186      (0.337)
Dividends on preferred stock from:
     Net investment income                                    (0.159)      (0.202)     (0.114)     (0.082)    (0.109)     (0.179)
     Net realized gain on investments                              -       (0.055)     (0.009)     (0.005)         -           -
                                                             _______      _______     _______     _______    _______     _______

Total dividends on preferred stock                            (0.159)      (0.257)     (0.123)     (0.087)    (0.109)     (0.179)
                                                             _______      _______     _______     _______    _______     _______

Total from investment operations                               0.507        0.524       0.259       0.871      2.161       0.555
                                                             _______      _______     _______     _______    _______     _______

Less dividends and distributions to common shareholders from:

Net investment income                                         (0.440)      (0.970)     (1.020)     (0.995)    (0.941)     (0.805)
Net realized gain on investments                              (0.037)      (0.244)     (0.099)     (0.046)         -           -
                                                             _______      _______     _______     _______    _______     _______

Total dividends and distributions                             (0.477)      (1.214)     (1.119)     (1.041)    (0.941)     (0.805)
                                                             _______      _______     _______     _______    _______     _______

Net asset value, end of period                               $14.680      $14.650     $15.340     $16.200    $16.370     $15.150
                                                             _______      _______     _______     _______    _______     _______

Market value, end of period                                  $15.540      $16.050     $15.050     $16.650    $15.050     $14.020
                                                             _______      _______     _______     _______    _______     _______

Total investment return based on: (2)

Market value                                                  (0.20%)      14.75%      (3.02%)     18.04%     14.17%      12.63%
Net asset value                                                3.29%        2.76%       1.59%       5.59%     14.92%       4.16%


Ratios and supplemental data:

Net assets applicable to common shares,
     end of period (000 omitted)                             $35,547      $35,492     $37,166     $39,244    $39,651     $36,696
Ratio of expenses to average net assets
     applicable to common shares (3)                           1.06%        1.07%       1.24%       1.11%      1.18%       1.34%
Ratio of net investment income to average net assets
     applicable to common shares (3)                           6.75%        6.70%       6.75%       6.70%      6.81%       6.95%
Ratio of net investment income to average net assets
     applicable to common shares net of dividends
     to preferred shares (4)                                   4.57%        5.01%       5.97%       6.16%      6.13%       5.79%
Portfolio turnover                                                9%          28%         11%          3%        13%         13%


Leverage analysis:

Value of preferred shares outstanding (000 omitted)          $20,000      $20,000     $20,000     $20,000    $20,000     $20,000
Net asset coverage per share of preferred shares,
     end of period                                          $138,867     $138,731    $142,915    $148,110   $149,128    $141,740
Liquidation value per share of preferred shares (5)          $50,000      $50,000     $50,000     $50,000    $50,000     $50,000
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

    Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods.
    Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.


See accompanying notes


Delaware Investments Minnesota Municipal Income Fund II, Inc.


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                             Six Months                          Year Ended
                                                               Ended      __________________________________________________________
                                                              9/30/06 (1)
                                                            (Unaudited)   3/31/06     3/31/05      3/31/04    3/31/03     3/31/02
____________________________________________________________________________________________________________________________________


Net asset value, beginning of period                         $14.730      $14.890     $15.280     $15.060    $14.280     $14.450

Income (loss) from investment operations:

Net investment income                                          0.485        0.971       1.025       1.093      1.143       1.163
Net realized and unrealized gain (loss) on investments         0.258        0.012      (0.237)      0.207      0.689      (0.313)
Dividends on preferred stock from:
     Net investment income                                    (0.148)      (0.243)     (0.128)     (0.082)    (0.112)     (0.182)
                                                             _______      _______     _______     _______    _______     _______

Total dividends on preferred stock                            (0.148)      (0.243)     (0.128)     (0.082)    (0.112)     (0.182)
                                                             _______      _______     _______     _______    _______     _______

Total from investment operations                               0.595        0.740       0.660       1.218      1.720       0.668
                                                             _______      _______     _______     _______    _______     _______

Less dividends to common shareholders from:

Net investment income                                         (0.395)      (0.900)     (1.050)     (0.998)    (0.940)     (0.838)
                                                             _______      _______     _______     _______    _______     _______

Total dividends                                               (0.395)      (0.900)     (1.050)     (0.998)    (0.940)     (0.838)
                                                             _______      _______     _______     _______    _______     _______

Net asset value, end of period                               $14.930      $14.730     $14.890     $15.280    $15.060     $14.280
                                                             _______      _______     _______     _______    _______     _______

Market value, end of period                                  $15.510      $16.200     $16.370     $16.800    $15.300     $14.050
                                                             _______      _______     _______     _______    _______     _______

Total investment return based on: (2)

Market value                                                  (1.77%)       4.73%       4.02%      16.87%     15.84%       5.75%
Net asset value                                                3.99%        4.69%       4.03%       7.99%     12.19%       4.73%


Ratios and supplemental data:

Net assets applicable to common shares,
     end of period (000 omitted)                            $171,719     $169,481    $107,958    $110,828   $109,212    $103,573
Ratio of expenses to average net assets
     applicable to common shares (3)                           0.98%        1.07%       1.00%       0.93%      1.03%       1.06%
Ratio of net investment income to average net assets
     applicable to common shares (3)                           6.61%        6.45%       6.85%       7.23%      7.74%       8.03%
Ratio of net investment income to average net assets
     applicable to common shares net of dividends
     to preferred shares (4)                                   4.60%        4.86%       6.00%       6.69%      6.99%       6.79%
Portfolio turnover                                                4%           8%         15%         34%        22%          7%


Leverage analysis:

Value of preferred shares outstanding (000 omitted)          $95,000      $95,000     $60,000     $60,000    $60,000     $60,000
Net asset coverage per share of preferred shares,
     end of period                                          $140,378     $139,200    $139,965    $142,357   $141,010    $136,311
Liquidation value per share of preferred shares (5)          $50,000      $50,000     $50,000     $50,000    $50,000     $50,000
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

    Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods.
    Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.


See accompanying notes


Notes to financial statements


Delaware Investments Closed-End Municipal Bond Funds

September 30, 2006 (Unaudited)


Delaware Investments Arizona Municipal Income Fund, Inc. ("Arizona Municipal Fund"); Delaware Investments Colorado Insured Municipal Income Fund, Inc. ("Colorado Insured Municipal Fund") and Delaware Investments Minnesota Municipal Income Fund II, Inc. ("Minnesota Municipal Fund II") are organized as Minnesota corporations and Delaware Investments Florida Insured Municipal Income Fund ("Florida Insured Municipal Fund") is organized as a Massachusetts Business Trust (each referred to as a "Fund" and collectively as the "Funds"). Arizona Municipal Fund, Florida Insured Municipal Fund and Minnesota Municipal Fund II are considered diversified closed-end management investment companies and Colorado Insured Municipal Fund is considered a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Funds' common shares trade on the American Stock Exchange. The Funds' preferred shares are traded privately through a remarketing agent.

The investment objective of each Fund is to provide high current income exempt from federal income tax and from the personal income tax of its state, if any, consistent with the preservation of capital. Florida Insured Municipal Fund will generally seek investments that will enable its shares to be exempt from Florida's intangible personal property tax. Each Fund will seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Directors/Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Funds' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Funds' financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Funds may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Funds and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40%, which is calculated daily based on the average weekly net assets of each Fund, including assets attributable to any preferred stock that may be outstanding.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting and administration services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services.

At September 30, 2006, each Fund had liabilities payable to affiliates as follows:

                                                           Arizona         Colorado Insured      Florida Insured       Minnesota
                                                          Municipal            Municipal            Municipal          Municipal
                                                            Fund                 Fund                 Fund              Fund II
                                                       _______________    __________________    _________________    _____________

Investment management fee payable to DMC                   $23,054              $37,980              $18,502            $88,743
Accounting administration and other expenses
     payable to DSC                                          3,915               19,076                3,462             22,785
Other expenses payable to DMC and affiliates*                1,824                2,750                1,585              6,406

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis.
 Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors/trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its' affiliates employees. For the six months ended September 30, 2006, each Fund was charged for internal legal and tax services by DMC as follows:

                                                           Arizona         Colorado Insured      Florida Insured       Minnesota
                                                          Municipal            Municipal            Municipal          Municipal
                                                            Fund                 Fund                 Fund              Fund II
                                                       _______________    __________________    _________________    _____________

                                                             $927               $1,555                $746               $3,582

Directors/Trustees' Fees and Benefits include expenses accrued by the Funds for each Directors/Trustee's retainer, per meeting fees and retirement benefits. Independent Directors/Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is based on factors set forth in the plan including the number of years of service. On November 16, 2006, the Board of Directors/Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent directors/trustees and retired independent directors/trustees so entitled. The retirement benefit payout for the Arizona Municipal Fund, Colorado Insured Municipal Fund, Florida Insured Municipal Fund and Minnesota Municipal Fund II are $5,506, $9,218, $4,431 and $21,329, respectively. Certain officers of DMC and DSC are officers and/or directors/trustees of the Funds. These officers and directors/trustees are paid no compensation by the Funds.

3. Investments

For the six months ended September 30, 2006, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                           Arizona         Colorado Insured      Florida Insured       Minnesota
                                                          Municipal            Municipal            Municipal          Municipal
                                                            Fund                 Fund                 Fund              Fund II
                                                       _______________    __________________    _________________    _____________

Purchases                                                $3,567,938           $3,095,720           $2,390,770         $10,083,279
Sales                                                     5,869,390            6,545,283            3,034,590           5,185,250

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                          Arizona         Colorado Insured      Florida Insured        Minnesota
                                                         Municipal            Municipal            Municipal           Municipal
                                                           Fund                 Fund                 Fund               Fund II
                                                      _______________    __________________    _________________    _______________

Cost of investments                                     $66,014,565         $107,088,420          $52,118,837         $249,352,322
                                                        ___________         ____________          ___________         ____________

Aggregate unrealized appreciation                       $ 3,261,863         $  6,054,728          $ 1,918,702         $ 13,175,988
Aggregate unrealized depreciation                           (28,010)                   -              (11,620)            (148,456)
                                                        ___________         ____________          ___________         ____________

Net unrealized appreciation                             $ 3,233,853         $  6,054,728          $ 1,907,082         $ 13,027,532
                                                        ___________         ____________          ___________         ____________


                                                              (continues)     21

Notes to financial statements


Delaware Investments Closed-End Municipal Bond Funds


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2006 and the year ended March 31, 2006 was as follows:

                                                          Arizona         Colorado Insured      Florida Insured        Minnesota
                                                         Municipal            Municipal            Municipal           Municipal
                                                           Fund                 Fund                 Fund               Fund II
                                                      _______________    __________________    _________________    _______________

Six Months Ended 9/30/06*

Tax-exempt income                                        $1,675,008          $2,788,545           $1,432,257           $6,247,322
Long-term capital gain                                            -             237,031              107,270                    -
                                                         __________          __________           __________           __________

Total                                                    $1,675,008          $3,025,576           $1,539,527           $6,247,322
                                                         __________          __________           __________           __________

Year Ended 3/31/06

Tax-exempt income                                        $3,261,410          $5,673,140           $2,839,838           $8,676,141
Long-term capital gain                                       64,461             174,385              723,317                    -
                                                         __________          __________           __________           __________

Total                                                    $3,325,871          $5,847,525           $3,563,155           $8,676,141
                                                         __________          __________           __________           __________

*Tax information for the six months ended September 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2006, the estimated components of net assets on a tax basis were as follows:

                                                          Arizona         Colorado Insured      Florida Insured        Minnesota
                                                         Municipal            Municipal            Municipal           Municipal
                                                           Fund                 Fund                 Fund               Fund II
                                                      _______________    __________________    _________________    _______________

Shares of beneficial interest                           $40,838,893          $67,238,110          $33,361,389         $158,785,529
Undistributed tax-exempt income                              56,064              566,699              179,421              301,052
Undistributed long-term capital gains                             -              169,941               98,965                    -
Realized gains 4/1/06 - 9/30/06                             164,120                    -                    -              138,091
Capital loss carryforwards as of 3/31/06                    (30,981)                   -                    -             (533,589)
Unrealized appreciation of investments                    3,233,853            6,054,728            1,907,082           13,027,532
                                                        ___________          ___________          ___________         ____________

Net assets                                              $44,261,949          $74,029,478          $35,546,857         $171,718,615
                                                        ___________          ___________          ___________         ____________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and market discount on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2006, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                                                                  Arizona         Colorado Insured        Minnesota
                                                                 Municipal            Municipal           Municipal
                                                                   Fund                 Fund               Fund II
                                                              _______________    __________________    _______________

Undistributed (Accumulated) net investment income (loss)         $(3,138)                627              $(5,865)
Accumulated net realized gains (losses)                            3,138                (627)               5,865

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2006 will expire as follows:

                                                 Arizona           Minnesota
                                                Municipal          Municipal
                                                  Fund              Fund II
                                             _______________    _______________

2008                                            $      -            $339,543
2009                                                   -             175,804
2010                                                   -               8,416
2013                                                   -               9,826
2014                                              30,981                   -
                                                ________            ________

Total                                           $ 30,981            $533,589
                                                ________            ________

For the six months ended September 30, 2006, each Fund had capital gains, which may reduce the capital losses carryforwards as follows:

                                                 Arizona           Minnesota
                                                Municipal          Municipal
                                                  Fund              Fund II
                                             _______________    _______________

                                                $164,120            $138,091

5. Capital Stock

Pursuant to their articles of incorporation, Arizona Municipal Fund, Colorado Insured Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. Florida Insured Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the six months ended September 30, 2006. Shares issuable under the Funds' dividend reinvestment plan are purchased by the Funds' transfer agent, Mellon Investor Services, LLC, in the open market.

For the six months ended September 30, 2006, the Funds did not have any transactions in common shares.

The Funds each have one million shares of $0.01 par value preferred shares authorized, except for Florida Insured Municipal Fund, which has an unlimited amount of $0.01 par value preferred shared authorized. On May 14, 1993, Arizona Municipal Fund and Florida Insured Municipal Fund issued 500 and 400 preferred shares, respectively. Also on that date, Minnesota Municipal Fund II issued 600 Series A and 600 Series B preferred shares. On September 23, 1993, Colorado Insured Municipal Fund issued 800 preferred shares. The preferred shares of each Fund have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends.

In connection with the reorganizations described in Note 6 on the next page, shareholders of Minnesota Municipal Fund II approved amendments to its charter to create two new series to absorb the preferred stock of Delaware Investments Minnesota Municipal Income Fund, Inc. ("Minnesota Municipal Fund") and Delaware Investments Minnesota Municipal Income Fund III, Inc. ("Minnesota Municipal Fund III"). These new series have identical rights and preferences (including liquidation rights) in all material respects to the preferred shares of Minnesota Municipal Fund and Minnesota Municipal Fund III, and are substantially similar to the Series A and B preferred shares of Minnesota Municipal Fund II with respect to their preferences, voting powers, restrictions, limitation as to dividends, qualifications, liquidation rights, and term and conditions of redemption.

Minnesota Municipal Fund II issued 400 Series C Preferred Shares to preferred shareholders of Minnesota Municipal Fund in exchange for that Fund's preferred shares and 300 Series D Preferred Shares to preferred shareholders of Minnesota Municipal Fund III in exchange for that Fund's preferred shares at the close of the reorganization on February 24, 2006.

Dividends for the outstanding preferred shares of each Fund are cumulative at a rate established at the initial public offering and are typically reset every 28 days based on the results of an auction. Dividend rates (adjusted for any capital gain distributions) ranged during the six months ended September 30, 2006 as follows:

Fund                                                  Low             High
____                                                 ______          _______

Arizona Municipal Fund                                3.00%    to     3.97%
Colorado Insured Municipal Fund                       3.05%    to     4.00%
Florida Insured Municipal Fund                        3.00%    to     4.20%
Minnesota Municipal Fund II                           3.21%    to     3.95%


                                                              (continues)     23

Notes to financial statements


Delaware Investments Closed-End Municipal Bond Funds


5. Capital Stock (continued)

Citigroup Global Markets, Inc. (formerly Salomon Smith Barney, Inc.), and Merrill Lynch Pierce, Fenner & Smith Inc. (Colorado Insured Municipal Fund only), as the remarketing agents, receive an annual fee from each of the Funds of 0.25% of the average amount of preferred stock outstanding.

Under the 1940 Act, the Funds may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock is less than 200%. The preferred shares are redeemable at the option of the Funds, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated but unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $50,000 per share plus any accumulated but unpaid dividends whether or not declared, if certain requirements relating to the composition of the assets and liabilities of each Fund are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of each Fund's Directors. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders pursuant to Section 13(a) of the 1940 Act, including, among other things, changes in each of the Fund's subclassificiation as a closed-end investment company or (c) changes in their fundamental investment restrictions.

6. Fund Reorganization

At the close of business on February 24, 2006, Minnesota Municipal Fund II acquired substantially all of the assets of Minnesota Municipal Fund and Minnesota Municipal Fund III, each pursuant to an Agreement and Plan of Acquisition (the "Reorganization"). The common shareholders of Minnesota Municipal Fund and Minnesota Municipal Fund III each received common shares of Minnesota Municipal Fund II equal to the aggregate net asset value of their respective shares prior to the Reorganization. The preferred shares of Minnesota Municipal Fund and Minnesota Municipal Fund III received the same number of Series C and Series D preferred shares, respectively, of Minnesota Municipal Fund II as they held in their respective Funds prior to the Reorganization (see
Note 5). The Reorganizations were treated as non-taxable events and, accordingly, Minnesota Municipal Fund II's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized gain (loss) of Minnesota Municipal Fund and Minnesota Municipal Fund III as of the close of business on February 24, 2006, were as follows:

                                              Net Unrealized    Accumulated Net
                                 Net Assets    Appreciation   Realized Gain/Loss
                               _____________  ______________  __________________

Minnesota Municipal Fund        $38,077,404     $2,648,640          $ 2,145
Minnesota Municipal Fund III     25,566,621      1,999,455          (81,744)

The net assets of Minnesota Municipal Fund II prior to the Reorganization were $108,531,274. The combined net assets of Minnesota Municipal Fund II after the Reorganization were $172,175,299.

Minnesota Municipal Fund II will continue to trade and to be listed on the American Stock Exchange. Beginning on February 27, 2006 and going forward, however, Minnesota Municipal Fund and Minnesota Municipal Fund III will no longer trade or be listed on the American Stock Exchange, and their corporate existence will be liquidated and dissolved. In January 2007, shareholders of Minnesota Municipal Fund and Minnesota Municipal Fund III will receive Form 1099-DIV that will report the amount and character of each Fund's distributions paid in calendar year 2006.

Common and preferred shares of Minnesota Municipal Fund II issued to shareholders of Minnesota Municipal Fund and Minnesota Municipal Fund III in connection with the Reorganization were as follows:

                                    Common         Exchange       Preferred        Exchange
                                 Shares Issued       Ratio       Shares Issued       Ratio
                                _______________   ___________   _______________   __________

Minnesota Municipal Fund           2,543,581       1.02 to 1          400           1 to 1
Minnesota Municipal Fund III       1,709,194       1.08 to 1          300           1 to 1

7. Credit and Market Risk

The Funds use leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because each Fund's net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investor's Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund's Board of Trustees/Directors has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid assets. At September 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under each Fund's Liquidity Procedures.

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

Other Fund information


Delaware Investments Closed-End Municipal Bond Funds


Changes to the Funds' Investment Policies

At a meeting on August 16-17, 2006, the Funds' Boards of Directors/Trustees approved the following changes and clarifications to the Funds' non-fundamental investment policies. The changes became effective on September 1, 2006.

Delaware Investments Arizona Municipal Income Fund, Inc. - The Fund may invest up to 20% of its net assets in municipal obligations issued by or on behalf of territories of the United States - such as Guam, the U.S. Virgin Islands or Puerto Rico - that are exempt from Arizona and federal income tax, subject to the Fund's fundamental investment policy to invest 80% of its net assets in Arizona municipal obligations.

The Fund may invest in the lowest tier of investment grade rated bonds (i.e., rated Baa by Moody's or BBB by S&P).

Delaware Investments Colorado Insured Municipal Income Fund, Inc. - The Fund may invest up to 20% of its net assets in municipal obligations issued by or on behalf of territories of the United States - such as Guam, the U.S. Virgin Islands or Puerto Rico - that are exempt from Colorado and federal income tax, subject to the Fund's fundamental investment policy to invest 80% of its net assets in Colorado municipal obligations.

Delaware Investments Florida Insured Municipal Income Fund - The Fund may invest up to 20% of its net assets in municipal obligations issued by or on behalf of territories of the United States - such as Guam, the U.S. Virgin Islands or Puerto Rico - that are exempt from federal income tax and Florida's intangible personal property tax, subject to the Fund's fundamental investment policy to invest 80% of its net assets in Florida municipal obligations.

Delaware Investments Minnesota Municipal Income Fund II, Inc. - The Fund may invest in municipal obligations issued by or on behalf of territories of the United States - such as Guam, the U.S. Virgin Islands or Puerto Rico - that are exempt from Minnesota and federal income tax to the extent that not more than 5% of the Fund's exempt interest dividends are derived from such obligations, subject to the Fund's fundamental investment policy to invest 80% of its net assets in Minnesota municipal obligations.

The Fund may invest in the lowest tier of investment grade rated bonds (i.e., rated Baa by Moody's or BBB by S&P).

Proxy Results

The shareholders of Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, and Delaware Investments Minnesota Municipal Income Fund II, Inc. (each, a "Fund") voted on the following proposals (as applicable) at the annual meeting of shareholders on August 16, 2006 (the "Annual Meeting"). The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Directors for each Fund.

Delaware Investments Arizona Municipal Income Fund, Inc.

                                  Common Shareholders                         Preferred Shareholders
                         ________________________________________    ________________________________________

                                                 Shares Voted                                Shares Voted
                          Shares Voted For    Withheld Authority      Shares Voted For    Withheld Authority
                         __________________  ____________________    __________________  ____________________

Patrick P. Coyne *             2,922,669              23,287
Thomas L. Bennett              2,922,156              23,800
John A. Fry                    2,922,669              23,287
Anthony D. Knerr               2,922,669              23,287
Lucinda S. Landreth            2,922,669              23,287
Ann R. Leven                   2,922,669              23,287
Thomas F. Madison                                                            490                   0
Janet L. Yeomans                                                             490                   0
J. Richard Zecher          2,922,668.940          23,287.207

Other Fund information


Delaware Investments Closed-End Municipal Bond Funds


Delaware Investments Colorado Insured Municipal Fund, Inc.

                                  Common Shareholders                         Preferred Shareholders
                         ________________________________________    ________________________________________

                                                 Shares Voted                                Shares Voted
                          Shares Voted For    Withheld Authority      Shares Voted For    Withheld Authority
                         __________________  ____________________    __________________  ____________________

Patrick P. Coyne *             4,582,707              56,914
Thomas L. Bennett              4,549,334              90,287
John A. Fry                    4,582,207              57,414
Anthony D. Knerr               4,583,741              55,880
Lucinda S. Landreth            4,584,407              55,214
Ann R. Leven                   4,584,688              54,933
Thomas F. Madison                                                            507                   0
Janet L. Yeomans                                                             507                   0
J. Richard Zecher          4,584,157.162          55,463.585

Delaware Investments Florida Insured Municipal Fund

                                  Common Shareholders                         Preferred Shareholders
                         ________________________________________    ________________________________________

                                                 Shares Voted                                Shares Voted
                          Shares Voted For    Withheld Authority      Shares Voted For    Withheld Authority
                         __________________  ____________________    __________________  ____________________

Patrick P. Coyne *            2,272,312             13,322
Thomas L. Bennett             2,267,912             17,722
John A. Fry                   2,272,312             13,322
Anthony D. Knerr              2,272,312             13,322
Lucinda S. Landreth           2,272,312             13,322
Ann R. Leven                  2,270,212             15,422
Thomas F. Madison                                                            398                   2
Janet L. Yeomans                                                             398                   2
J. Richard Zecher             2,270,212             15,422

Delaware Investments Minnesota Municipal Income Fund II, Inc.

                                  Common Shareholders                         Preferred Shareholders
                         ________________________________________    ________________________________________

                                                 Shares Voted                                Shares Voted
                          Shares Voted For    Withheld Authority      Shares Voted For    Withheld Authority
                         __________________  ____________________    __________________  ____________________

Patrick P. Coyne *            9,972,071            367,397
Thomas L. Bennett             9,966,036            373,432
John A. Fry                   9,971,763            367,705
Anthony D. Knerr              9,968,331            371,137
Lucinda S. Landreth           9,974,924            364,544
Ann R. Leven                  9,976,761            362,707
Thomas F. Madison                                                          1,416                   0
Janet L. Yeomans                                                           1,416                   0
J. Richard Zecher             9,969,705            369,763

*Subsequent to the mailing of the proxy materials for the Annual Meeting, Jude T. Driscoll, a
 Director/Trustee and one of the nominees for election to the Board of each Fund, resigned from the Board of each Fund, effective August 1, 2006. As a result, Mr. Driscoll withdrew from the election. At a regularly scheduled Board meeting on August 16, 2006, each Fund's Nominating Committee recommended to the applicable Fund's Board substituting Patrick P. Coyne for Mr. Driscoll as a nominee for election to the
 Board and each Board recommended naming Mr. Coyne as a substitute nominee for election to the Board.

As disclosed in the Proxy Statement, in the case of the withdrawal of a nominee for election, the power given by shareholders in the Proxy Card may be used by the persons named as proxies to vote for a substitute nominee or nominees as recommended by the existing Board. Accordingly, the proxies exercised their discretion to vote for the Mr. Coyne, the substitute nominee for election to each Board, at the Annual Meeting.


                                                              (continues)     27

Other Fund information


Delaware Investments Closed-End Municipal Bond Funds


Board Consideration of Delaware Investments Closed-End Municipal Bond Funds Investment Advisory Agreement

At a meeting held on May 17-18,2006 (the "Annual Meeting"), the Board of Trustees/Directors ("Trustees"), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Investments Arizona Municipal Income Fund, Inc.; Delaware Investments Colorado Insured Municipal Income Fund, Inc.; Delaware Investments Florida Insured Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. (each a "Fund" and collectively the "Funds"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared each Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent and Quality Of Service. Consideration was given to the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Funds' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Funds. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended January 31,2006. The Board noted its objective that each Fund's performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Funds and the Board's view of such performance.

Delaware Investments Arizona Municipal Income Fund, Inc. - The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end other states municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and three year periods was in the fourth quartile of such Performance Universe. The report further showed that the Fund's total return for the five and 10 year periods was in the second quartile. The Board noted that the Fund's performance results were mixed, but on an overall basis tended toward median, which was acceptable.

Delaware Investments Colorado Insured Municipal Income Fund, Inc. - The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end other states municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and three year periods was in the fourth quartile of such Performance Universe. The report further showed that the Fund's total return for the five and 10 year periods was in the second and first quartiles, respectively. The Board noted that the Fund's performance results were mixed, but on an overall basis tended toward median, which was acceptable.

Other Fund information


Delaware Investments Closed-End Municipal Bond Funds


Board Consideration of Delaware Investments Closed-End Municipal Bond Funds Investment Advisory Agreement (continued)

Delaware Investments Florida Insured Municipal Income Fund - The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end Florida municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the third quartile of such Performance Universe. The report further showed that the Fund's total return for the three and five year periods was in the forth quartile and the Fund's total return for the 10 year period was in the second quartile. The Board noted that the Fund's performance results were not in line with the Board's objective. The Board also noted that the Performance Universe is not comprised solely of insured funds. Many of the funds (even certain of the insured funds) in the Performance Universe can maintain exposure to BBB rated bonds, which have significantly outperformed the AAA rated bonds that the Fund invests in. Based upon the Fund's investment restrictions and the composition of the Performance Universes, the Board was satisfied with the Fund's performance results.

Delaware Investments Minnesota Municipal Income Fund II, Inc. - The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end Minnesota municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was ranked third of the three funds in the Performance Universe. The report further showed that the Fund's total return for the three year period ranked first of the three funds in the Performance Universe and the Fund's total return for the five and 10 year periods ranked first of the two funds in the Performance Universe. The Board noted that the Fund's performance results were mixed, but on an overall basis, tended toward median, which was acceptable.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of each Fund and the management fees and expense ratios of a group of similar leveraged closed-end funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, each Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. Each Fund's total expenses were also compared with those of its Expense Group. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit each Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Funds and the Board's view of such expenses.

Delaware Investments Arizona Municipal Income Fund, Inc. - The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Delaware Investments Colorado Insured Municipal Income Fund, Inc. - The expense comparisons for the Fund showed that its management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Delaware Investments Florida Insured Municipal Income Fund - The expense comparisons for the Fund showed that its management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Delaware Investments Minnesota Municipal Income Fund II, Inc. - The expense comparisons for the Fund showed that its management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Funds and the Delaware Investments Family of Funds required negotiation of reduction fees.

Economies of Scale. As a closed-end fund, each Fund does not issue shares on a continuous basis. Fund assets increase only to the extent that the value of the underlying securities in the Fund increase. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of such economies of scale on to shareholders was not likely to provide the intended effect.

About the organization


This semiannual report is for the information of Delaware Investments Closed-End Municipal Bond Funds shareholders. The return and principal value of an investment in each Fund will fluctuate so that shares, when resold, may be worth more or less than their original cost. Notice is hereby given in accordance with
Section 23(c) of the Investment Company Act of 1940 that the Funds may, from time-to-time, purchase shares of their common stock on the open market at market prices.


Board of Trustees


Patrick P. Coyne

Chairman, President,
and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Owner - ARL Associates
Strategic Financial Planning
Consulting Firm
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ


Affiliated Officers


David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.


Contact Information


Investment Manager

Delaware Management Company
Philadelphia, PA

Principal Office of the Funds

2005 Market Street
Philadelphia, PA 19103-7057

Independent Registered Public
Accounting Firm

Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and Stock Transfer
Agent

Mellon Investor Services, LLC
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07660
800 851-9677

For Securities Dealers
and Financial Institutions
Representatives

800 362-7500

Web Site

www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Number of Recordholders as of

March 31, 2006:


Arizona Municipal Income Fund                           83
Colorado Insured Municipal
Income Fund                                            161
Florida Insured Municipal
Income Fund                                            143
Minnesota Municipal Income
Fund II                                                769

[DELAWARE INVESTMENTS LOGO]










(1072)                                                        Printed in the USA
SA-CEMUNI [9/06] CGI 11/06                                  MF-06-10-387 PO11338

Item 2.  Code of Ethics

     Not applicable.

Item 3.  Audit Committee Financial Expert

     Not applicable.

Item 4.  Principal Accountant Fees and Services

     Not applicable.

Item 5.  Audit Committee of Listed Registrants

     Not applicable.

Item 6.  Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:
Delaware Investments Minnesota Municipal Income Fund II, Inc.


PATRICK P. COYNE
________________________________

By:     Patrick P. Coyne
Title:  Chief  Executive  Officer
Date:   November 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
________________________________

By:     Patrick P. Coyne
Title:  Chief Executive Officer
Date:   November 29, 2006


RICHARD SALUS
________________________________

By:     Richard Salus
Title:  Chief Financial Officer
Date:   November 29, 2006